Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of reconciliation of changes in intangible assets and goodwill

	2024			2023			2022
EUR’000	Software	Goodwill	Total	Software	Goodwill	Total	Software
Cost
Beginning of period	693	16,707	17,400	662	—	662	434
Acquisition of businesses	—	—	—	—	16,919	16,919	—
Additions	410	—	410	31	—	31	228
Disposals	(38)	—	(38)	—	—	—	—
Exchange differences	4	1,056	1,060	—	(212)	(212)	—
31 December	1,069	17,763	18,832	693	16,707	17,400	662
Accumulated depreciation
Beginning of period	453	—	453	243	—	243	32
Depreciation charge	189	—	189	210	—	210	211
31 December	642	—	642	453	—	453	243
Net book value	427	17,763	18,190	240	16,707	16,947	419